Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 978,640,000
Previously Paid Amount	0
Total Fee Amount	135,150.184
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $978,640,000.
Net Fee	$ 135,150.184
Narrative - Max Aggregate Offering Price	$ 978,640,000
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true